Secondary Market Lending (Summary of Mortgage Servicing Rights) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Secondary Market Lending [Abstract]
Beginning of period	$ 144	$ 141	$ 161
Business combination	1,135	0	0
Capitalized servicing rights	104	65	39
Amortized to expense	(68)	(62)	(59)
End of period	$ 1,315	$ 144	$ 141